Related Party Transactions and Balances - Schedule of Related Party Transactions and Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Related party transactions, rent expenses	$ 811	$ 810	$ 793
Sino Bioway Biotech Group Holding Limited
Related Party Transaction [Line Items]
Related party transactions, rent expenses	775	810	793
Dalian Jin Gang Group
Related Party Transaction [Line Items]
Related party transactions, rent expenses	$ 36	$ 0	$ 0